Share based compensation - Equity-settled share-based compensation (Details)	12 Months Ended
	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares
Share-Based compensation
Exercisable Warrants at December 31 | shares	1,453,726	984,935	718,400
Shares representing the exercisable warrants at December 31 | shares	1,453,726	1,034,835	795,745
Weighted average exercise price per share. | € / shares	€ 8.18	€ 10.7	€ 15.09
Weighted average share price at the date of exercise. | € / shares	€ 9.24	€ 7.25	€ 15.03